Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of significant influence is valued by the equity method (Detail) - Play Digital SA [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Equity Investment	15.58%
Place of Business	Autonomous City of Buenos Aires - Argentina
Investments in associates	$ 89,142	$ 0